Natural and environmental resources - Accounting for suspended exploratory wells (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Natural and environmental resources [Line Items]
Number of projects exceeding 1 year	—	8	6
Projects under 1 year of suspension	$ 0	$ 698,973	$ 651,040
Between 1 and 3 years
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	0	48,206
More than 5 years
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	0	650,767	651,040
Up to 1 year
Disclosure of Natural and environmental resources [Line Items]
Projects under 1 year of suspension	$ 230,376	$ 990	$ 20,863